LEASES	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 8 – LEASES

As of September 30, 2023, Titan maintains two leases classified as operating leases. Leases with an initial term of 12 months or less or leases that are immaterial are not included on the consolidated balance sheets.

Titan has a 62-month lease in Troy, Michigan which expires on January 15, 2025. The monthly payments were initiated on February 15, 2020 at $8,251 after a 2-month rent abatement period. Straight rent was calculated at $8,479 per month. The total remaining operating lease expenses through expected termination date on the lease are approximately $135,656.

On April 1, 2023, Titan entered into a 60-month lease in Detroit, Michigan, with a related party through common ownership, which expires on March 31, 2028. On September 1, 2023 the Company and the related party amended the lease, resulting in decreased payment terms. The lease has the option to renew for an additional 5 years given proper notice. The monthly payments were initiated on May 1, 2023 after a 1-month rent abatement period. Straight rent for the amended lease was calculated at $29,113 per month. The total remaining operating lease expenses expected through termination date on the lease are approximately $1,572,000. Following the amendment, the supplemental cash flow impact of the right-of-use asset exchanged for new lease obligations was $1,411,851.

	September 30,	December 31,
	2023	2022
Weighted average remaining lease term (in years)	4.20	2.08
Weighted average discount rate	7.92%	7.57%

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of September 30, 2023 were as follows:

For the Year Ended,
December 31,
Remainder of 2023	$94,549
2024	432,168
2025	366,287
2026	385,560
2027	400,982
Thereafter	102,211
Total minimum lease payments	1,781,757
Less: imputed interest	(286,931)
Present value of future minimum lease payments	1,494,826

Current operating lease liabilities	306,747
Non-current operating lease liabilities	$1,188,079

The Company had operating lease expenses of $251,846 and $76,383 for the nine months ended September 30, 2023 and 2022, respectively. The Company records operating lease expense as a component of general and administrative expenses on the condensed consolidated statement of operations.

Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
LEASES

NOTE 8 – LEASE PAYABLE

The Company leases both its headquarters office and operational warehouse in Troy, Michigan. Leases with an initial term of 12 months or less or are immaterial are not included on the consolidated balance sheets. During the year ended December 31, 2019, the Company entered into a 62-month lease which expires on January 15, 2025. The monthly payments were initiated on February 15, 2020 at $8,251 after a 2-month rent abatement period. Straight rent was calculated at $8,479 per month. The total remaining operating lease expenses through the expected termination date is approximately $211,963. Total operating lease expenses for the years ended December 31, 2022 and 2021 were $112,753 and $112,198, respectively.

	As of December 31,
	2022	2021
Weighted average remaining lease term (in years)	2.08	3.08
Weighted average discount rate	7.57%	7.57%

Future minimum lease payments required under operating leases on an undiscounted cash flow basis as of December 31, 2022 are as follows:

Fiscal Year	Operating Lease Payments
2023	$107,930
2024	111,168
2025	9,287
Total minimum lease payments	228,385
Less: imputed interest	(17,852)
Present value of future minimum lease payments	$210,533

Current operating lease liabilities	95,243
Non-current operating lease liabilities	115,290

On April 1, 2023, the Company entered into a 60-month lease in Detroit, Michigan with a related party, which terminates on March 31, 2028. The monthly payments were initiated on May 1, 2023, after a 1-month rent abatement period. Straight rent was calculated at $33,564 per month.

TITAN TRUCKING, LLC AND SUBSIDIARY

A LIMITED LIABILITY COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021